Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Clayton Street Trust
Entity Central Index Key	0001660765
Document Period End Date	Jun. 30, 2024
C000166589 [Member]
Shareholder Report [Line Items]
Fund Name	Protective Life Dynamic Allocation Series - Moderate Portfolio
Class Name	Protective Life Dynamic Allocation Series - Moderate Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	https://janushenderson.com/clayton-street-trust
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Moderate Portfolio	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 709,000,000
Holdings Count | Holding	10
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$709M
Number of portfolio holdings	10
Portfolio turnover rate	29%

Holdings [Text Block]	What did the Portfolio invest in? Asset Allocation (% of net assets)
Investment Companies	100.0
Investments Purchased with Cash Collateral from Securities Lending	5.1
Other	(5.1)

C000166590 [Member]
Shareholder Report [Line Items]
Fund Name	Protective Life Dynamic Allocation Series - Growth Portfolio
Class Name	Protective Life Dynamic Allocation Series - Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	https://janushenderson.com/clayton-street-trust
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Growth Portfolio	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 46,000,000
Holdings Count | Holding	9
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$46M
Number of portfolio holdings	9
Portfolio turnover rate	40%

Holdings [Text Block]	What did the Portfolio invest in? Asset Allocation (% of net assets)
Investment Companies	100.1
Investments Purchased with Cash Collateral from Securities Lending	20.9
Other	(21.0)

C000166588 [Member]
Shareholder Report [Line Items]
Fund Name	Protective Life Dynamic Allocation Series - Conservative Portfolio
Class Name	Protective Life Dynamic Allocation Series - Conservative Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	https://janushenderson.com/clayton-street-trust
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Conservative Portfolio	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 42,000,000
Holdings Count | Holding	10
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$42M
Number of portfolio holdings	10
Portfolio turnover rate	25%

Holdings [Text Block]	What did the Portfolio invest in? Asset Allocation (% of net assets)
Investment Companies	100.1
Investments Purchased with Cash Collateral from Securities Lending	10.7
Other	(10.8)